Goodwill - Goodwill Impairment Testing Assumptions (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate			25.00%
Discount rate	14.70%	12.80%	13.50%
Baseline assumptions
Disclosure of detailed information about intangible assets [line items]
Discount rate	14.70%
Sensitivity assumptions
Disclosure of detailed information about intangible assets [line items]
Discount rate	14.90%
Percentage decrease in value in use compared to baseline scenario	0.27
Key assumptions to breakeven
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	(5.40%)
Adjusted EBITDA margin	0.100
Discount rate	21.60%
Minimum
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate		13.40%
Operating cash flows margin		12.20%
Minimum | Baseline assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	4.90%
Adjusted EBITDA margin	0.120
Minimum | Sensitivity assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	(3.50%)
Adjusted EBITDA margin	0.115
Maximum
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate		17.00%
Operating cash flows margin		15.50%
Maximum | Baseline assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	8.50%
Adjusted EBITDA margin	0.165
Maximum | Sensitivity assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	6.00%
Adjusted EBITDA margin	0.143